Fair Value (Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	¥ 297,959	¥ 30,629
Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	2,193	(8,013)
Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	30,664	23,727
Loans [Member] | Loans Held for Sale [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	8,468	3
Loans [Member] | Collateral Dependent Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	22,196	23,724
Premises and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	5,975	3,552
Intangible Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	2,334	667
Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	241,356
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	15,437	10,696
Other Assets [Member] | Investments in Equity Method Investees [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	4,944	10,034
Other Assets [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (gains) on change in fair value	¥ 10,493	¥ 662